Retirement benefit obligations - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended					72 Months Ended
	Jan. 01, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2030	Jan. 01, 2025
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit asset		£ 2,906	£ 3,488
Retirement benefit assets		3,028	3,624
Retirement benefit obligations		122	£ 136
Estimate of contributions expected to be paid to plan for next annual reporting period		100
Security arrangements assets held		£ 4,100
Actuarial assumption of mortality rate - sensitivity of mortality experience			15.00%	15.00%	0.00%	0.00%
Three most significant schemes, percentage of total defined benefit obligations (in percent)		90.00%
Actuarial assumption of retirement age		60 years
Share of scheme assets invested in bonds, fixed interest gilts, index linked gilts and interest rate and inflation swaps		47.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)		116.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)		131.00%
Hedged percent of exposure to increases in life expectancy (in percent)		30.00%
Derivative financial instruments		£ 24,065	£ 22,356
Defined contribution pension schemes		£ 537	£ 434	£ 330
Additional longevity insurance arrangement entered into
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Hedged percent of exposure to increases in life expectancy (in percent)								35.00%
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		10.00%	10.00%
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Gap between RPI and CPI (in basis points)	0.20%						1.00%
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit asset		£ 2,945	£ 3,532	£ 3,732
Retirement benefit assets		3,028	3,624
Retirement benefit obligations		£ 83	£ 92
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)		94.00%	94.00%
The group's three main schemes | Swap contract
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Derivative financial instruments		£ (175)